Related Party Transactions and Balances (Details) - Schedule of Sales - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transactions and Balances (Details) - Schedule of Sales [Line Items]
Related party Total	$ 11,751	$ 29,667
Yangzhou Meihua Import and Export Co., Ltd.[Member]
Related Party Transactions and Balances (Details) - Schedule of Sales [Line Items]
Related party Total	11,751	18,849
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.[Member]
Related Party Transactions and Balances (Details) - Schedule of Sales [Line Items]
Related party Total		$ 10,818